Operating Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Operating Segment Information	Note 25. Operating Segment Information
We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of chemical products. We have reported our operations through our two segments, Titanium Dioxide and Performance Additives, and organized our business and derived our operating segments around differences in product lines.

The major product groups of each reportable operating segment are as follows:

Segment	Product Group
Titanium Dioxide	titanium dioxide
Performance Additives	functional additives, color pigments, and timber treatment

Sales between segments are generally recognized at external market prices and are eliminated in consolidation. Adjusted EBITDA is presented as a measure of the financial performance of our global business units and for reporting the results of our operating segments. The revenues and adjusted EBITDA for each of the two reportable operating segments are as follows:

	Year ended December 31,
	2022	2021	2020
Revenues:
Titanium Dioxide	$1,597	$1,665	$1,431
Performance Additives	576	547	507
Total	$2,173	$2,212	$1,938
Adjusted EBITDA(1):
Titanium Dioxide	$43	$165	$127
Performance Additives	53	65	55
	96	230	182
Corporate and other	(43)	(50)	(46)
Total	$53	$180	$136
Reconciliation of adjusted EBITDA to net loss:
Interest expense	(76)	(71)	(64)
Interest income	15	12	12
Income tax benefit (expense)	(63)	31	(12)
Depreciation and amortization	(107)	(119)	(114)
Net income attributable to noncontrolling interests	7	3	7
Other adjustments:
Business acquisition and integration expense	(1)	(1)	(1)
Separation (expense) gain, net	(2)	(3)	10
Gain (loss) on disposition of businesses/assets	40	(9)	5
Certain legal expenses/ settlements	81	(5)	(6)
Amortization of pension and postretirement actuarial losses	(2)	(11)	(13)
Net plant incident costs, net	16	(13)	(7)
Restructuring, impairment and plant closing and transition costs	(142)	(68)	(58)
Net loss	$(181)	$(74)	$(105)
Depreciation and Amortization:
Titanium Dioxide	$83	$89	$85
Performance Additives	24	29	26
Corporate and other	—	1	3
Total	$107	$119	$114

	Year ended December 31,
	2022	2021	2020
Capital Expenditures:
Titanium Dioxide	$52	$61	$60
Performance Additives	17	12	9
Total	$69	$73	$69
Total Assets:
Titanium Dioxide	$1,480	$1,614
Performance Additives	195	481
Assets held for sale	198	—
Corporate and other	196	269
Total	$2,069	$2,364

(1)Our management uses adjusted EBITDA to assess financial performance. Adjusted EBITDA is defined as net income/loss before interest income/expense, net, income tax expense/benefit, depreciation and amortization, and net income attributable to noncontrolling interests, as well as eliminating the following adjustments: (a) business acquisition and integration expense/credits; (b) separation gain/expense, net; (c) loss/gain on disposition of businesses/assets; (d) certain legal expenses/settlements; (e) amortization of pension and postretirement actuarial losses/gains; (f) net plant incident costs/credits; and (g) restructuring, impairment, and plant closing and transition costs/credits. We believe that net income is the performance measure calculated and presented in accordance with GAAP that is most directly comparable to adjusted EBITDA.

	Year ended December 31,
By Geographic Area	2022	2021	2020
Revenues(1):
United States	$622	$511	$476
Germany	189	227	214
Italy	133	129	101
United Kingdom	97	117	105
India	92	76	54
China	91	108	103
Spain	86	92	76
France	79	83	76
Other nations	784	869	733
Total	$2,173	$2,212	$1,938
Long Lived Assets:
Germany	$221	$242
United Kingdom	145	174
Italy	87	147
United States	27	91
Malaysia	68	79
Other nations	92	115
Total	$640	$848

(1)Geographic information for revenues is based upon countries into which product is sold.